Property and equipment, net - Depreciation expenses on property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and equipment, net
Total depreciation	$ 3,534	$ 3,773
Impairment loss	98	0
Cost of revenues
Property and equipment, net
Total depreciation	693	75
Research and development expenses
Property and equipment, net
Total depreciation	1,858	1,691
Selling, general and administrative expenses
Property and equipment, net
Total depreciation	$ 983	$ 2,007